Capital Stock	12 Months Ended
Dec. 31, 2017
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Capital Stock
20.	Capital Stock

A.	As of December 31, 2016 and 2017, the authorized capital of the Company was $36,000,000 and the paid-in-capital was $31,163,611 with par value of NT$10 (in dollars) per share.

B.	The Company issued $1,500,000 American Depositary Shares (“ADSs”), represented by 30,000,000 units of ADSs. Each ADS represents five shares of common stock of the Company with an offering price of US$8.49 (in dollars) per ADS. As of December 31, 2016 and 2017, the outstanding ADSs amounted to 37,783,392 units and 35,557,636 units, respectively. Major terms and conditions of the ADSs are summarized as follows:

(1)	Voting Rights:

ADS holders will have no rights to vote directly in stockholders’ meetings with respect to the Deposited Shares. The Depositary shall provide voting instruction to the Chairman of the Company and vote on behalf of the Deposited shares evidenced by ADSs. If the Depositary receives voting instructions from holders of at least 51% of the outstanding ADSs to vote in the same direction on a resolution, the Depositary will vote in the manner as instructed.

(2)	Distribution of Dividends:

ADS holders are deemed to have the same rights as holders of common shares with respect to the distribution of dividends.